Summary of significant accounting policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Mar. 31, 2014
Significant Accounting Policies [Line Items]
Minimum Ownership Amount To Be Accounted As Equity Method	at least 20% ownership
Maximum Ownership Amount To Be Accounted As Cost Method	less than 20% ownership
Period Of Unpaid Interest Or Principal For Loans Reported As Past Due	unpaid for 30 days or more
Period In Arrears On Payments Of Principal Or Interest For Discontinuation Of Recognition Of Interest Income On Commercial And Construction Loans	90 days or more in arrears
Period Of Past Due Principal And Interest For Charging Off The Impaired Portion Of Secured Loans	not later than 365 days past due
Time Period Past Due For Charging Off Commercial Unsecured Loans	no later than 180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Mortgage Loans	90 days or more in arrears
Time Period Past Due For Charging Off The Impaired Portion Of Mortgage Loans	180 days past due
Time Period In Arrears For Discontinuing Interest Income Recognition On Close End Consumer Loans And Home Equity Lines Of Credit	90 days or more in arrears
Time Period In Arrears For Discontinuing Interest Income Recognition On Lease Financing	90 days or more in arrears
Time Period In Arrears For Charging Off Close End Consumer Loans And Leases	120 days in arrears
Time Period In Arrears For Charging Off Open End Consumer Loans	180 days in arrears
Time Period Past Due For Charging Off Consumer Overdrafts	no later than 60 days past their due date
Period Of Sustained Performance To Discontinue Non Accrual Status	at least six months
Period Of Sustained Performance To Discontinue Non Accrual Status For Loans Providing Quarterly Or Semi Annual Payments	one year
Percent Of Remaining Principal Balance Of Delinquent Loan Repurchase Allowed	100% of the remaining principal balance of the loan
Book Value Of O R E O Appraisals Updated Annually	greater than $1 million
Book Value Of O R E O Appraisals Updated Every Two Years	lower than $1 million
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments			(17.0)
Change Allowance For Loan Losses Increased Look Back Period For Determining Recent Loss Trend Adjustment For Consumer And Mortgage Loans			(1.0)
Covered Under Loss Sharing Agreements With F D I C [Member]
Significant Accounting Policies [Line Items]
Net Impact Revisions			0.8
Non Covered Loans [Member]
Significant Accounting Policies [Line Items]
Net Impact Revisions			18.7
Banco Popular De Puerto Rico [Member]
Significant Accounting Policies [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
Banco Popular De Puerto Rico [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Significant Accounting Policies [Line Items]
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments			0.8
Banco Popular De Puerto Rico [Member] | Non Covered Loans [Member]
Significant Accounting Policies [Line Items]
Recent Loss Trend Adjustment Percentage	50.00%	27.00%
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments			(14.1)
Change Allowance For Loan Losses Increased Look Back Period For Determining Recent Loss Trend Adjustment For Consumer And Mortgage Loans			(0.9)
Banco Popular North America [Member]
Significant Accounting Policies [Line Items]
Recent Loss Trend Adjustment Percentage	21.00%	29.00%
Change Allowance For Loan Losses Recalibration And Enhancements Of The Enviromental Factors Adjustments			(3.7)
Change Allowance For Loan Losses Increased Look Back Period For Determining Recent Loss Trend Adjustment For Consumer And Mortgage Loans			(0.1)
Maximum Member
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	10 years 0 months 0 days
Minimum Member
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	4 years 0 months 0 days
Mortgage Consumer Portfolios [Member]
Significant Accounting Policies [Line Items]
Historical Loss Period			18-months
Recent Loss Trend Adjustment		6-months	12-months
Commercial Construction Portfolios [Member]
Significant Accounting Policies [Line Items]
Historical Loss Period			3-year
Commercial Construction Legacy Portfolios [Member]
Significant Accounting Policies [Line Items]
Recent Loss Trend Adjustment			12-months
Commercial Real Estate Construction Financing Receivable Member | Loan
Significant Accounting Policies [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend	1	0
Commercial Portfolio Segment Member | Loan
Significant Accounting Policies [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend	5	3
E V E R T E C Inc [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment Ownership Percentage	14.96%
Federal Deposit Insurance Corporation [Member]
Significant Accounting Policies [Line Items]
Loss Sharing Agreement Allocation Percentage	80.00%
Centro Financiero BHD [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment Ownership Percentage	15.82%	19.99%		15.79%